Fees Summary	Sep. 11, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,062,000
Previously Paid Amount	0.00
Total Fee Amount	156.75
Total Offset Amount	0.00
Net Fee	156.75
Narrative - Max Aggregate Offering Price	$ 1,062,000
Final Prospectus	true